Putnam Emerging Markets Equity Fund
The fund's portfolio
5/31/19 (Unaudited)

COMMON STOCKS (91.1%)(a)
	Shares	Value
Airlines (0.7%)
Azul SA ADR (Brazil)(NON)	35,718	$1,063,325

		1,063,325
Banks (13.8%)
ABSA Group, Ltd. (South Africa)	119,118	1,380,233
Abu Dhabi Commercial Bank PJSC (United Arab Emirates)	761,351	1,858,668
Bank Tabungan Pensiunan Nasional Syariah Tbk PT (Indonesia)(NON)	9,307,700	1,858,462
China Construction Bank Corp. Class H (China)	1,964,000	1,549,711
Commercial International Bank (CIB) Egypt SAE GDR (Egypt)	462,360	1,867,863
Credicorp, Ltd. (Peru)	8,047	1,800,919
Grupo Financiero Galicia SA ADR (Argentina)	34,658	887,591
Hana Financial Group, Inc. (South Korea)	40,010	1,216,643
HDFC Bank, Ltd. (India)	99,057	3,450,789
Itau Unibanco Holding SA ADR (Preference) (Brazil)	122,659	1,091,665
Moneta Money Bank AS (Czech Republic)(NON)	521,202	1,701,412
Sberbank of Russia PJSC ADR (Russia)	75,910	1,088,429

		19,752,385
Capital markets (1.7%)
Edelweiss Financial Services, Ltd. (India)	614,166	1,788,249
Hong Kong Exchanges and Clearing, Ltd. (Hong Kong)	21,800	691,404

		2,479,653
Commercial services and supplies (1.8%)
Clean TeQ Holdings, Ltd. (Australia)(NON)	3,032,256	579,954
New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Germany)(NON)(F)(RES)	1	1
New Middle East Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Germany)(NON)(F)(RES)	1	1
Sunny Friend Environmental Technology Co., Ltd. (Taiwan)	236,000	1,937,330

		2,517,286
Construction and engineering (2.2%)
CTCI Corp. (Taiwan)	857,000	1,269,732
Mota-Engil SGPS SA (Portugal)(NON)	392,399	925,772
Wijaya Karya Persero Tbk PT (Indonesia)	5,632,300	894,609

		3,090,113
Construction materials (0.6%)
Loma Negra Cia Industrial Argentina SA ADR (Argentina)(NON)	79,408	790,110

		790,110
Diversified consumer services (0.9%)
Fu Shou Yuan International Group, Ltd. (China)	1,551,000	1,224,772

		1,224,772
Diversified financial services (0.6%)
Chailease Holding Co., Ltd. (Taiwan)	251,520	922,042

		922,042
Electrical equipment (1.1%)
KEI Industries, Ltd. (India)	215,472	1,623,985

		1,623,985
Energy equipment and services (0.4%)
Hilong Holding, Ltd. (China)	5,370,000	574,149

		574,149
Entertainment (1.1%)
NetEase, Inc. ADR (China)	6,524	1,621,932

		1,621,932
Food and staples retail (5.3%)
Atacadao Distribuicao Comercio e Industria Ltda. (Brazil)	315,703	1,862,543
Dino Polska SA (Poland)(NON)	36,160	1,171,237
GS Retail Co., Ltd. (South Korea)	21,767	620,621
Jeronimo Martins SGPS SA (Portugal)	74,925	1,138,872
Wal-Mart de Mexico SAB de CV (Mexico)	562,954	1,584,127
X5 Retail Group NV GDR (Russia)	40,337	1,185,606

		7,563,006
Food products (2.2%)
Grupo Bimbo SAB de CV Ser. A (Mexico)	941,742	1,902,825
Nestle India, Ltd. (India)	7,554	1,244,514

		3,147,339
Health-care equipment and supplies (0.5%)
i-SENS, Inc. (South Korea)	32,449	660,069

		660,069
Hotels, restaurants, and leisure (1.4%)
Jubilant Foodworks, Ltd. (India)	102,604	1,931,067

		1,931,067
Household durables (—%)
HC Brillant Services GmbH (acquired 8/2/13, cost $1) (Private) (Germany)(NON)(F)(RES)	2	2

		2
Independent power and renewable electricity producers (0.2%)
Canvest Environmental Protection Group Co., Ltd. (China)	532,000	243,358

		243,358
Industrial conglomerates (1.3%)
Alliance Global Group, Inc. (Philippines)	6,402,000	1,913,736

		1,913,736
Insurance (4.7%)
AIA Group, Ltd. (Hong Kong)	308,400	2,889,210
Ping An Insurance (Group) Co. of China, Ltd. Class H (China)	341,000	3,754,063

		6,643,273
Interactive media and services (6.6%)
AfreecaTV Co., Ltd. (South Korea)	17,030	931,500
Tencent Holdings, Ltd. (China)	155,800	6,461,181
Tencent Holdings, Ltd. ADR (China)	24,690	1,031,054
Yandex NV Class A (Russia)(NON)	27,783	997,965

		9,421,700
Internet and direct marketing retail (8.4%)
Alibaba Group Holding, Ltd. ADR (China)(NON)	47,162	7,039,400
Ctrip.com International, Ltd. ADR (China)(NON)	26,792	925,932
Global Fashion Group SA (acquired 8/2/13, cost $87,766) (Private) (Luxembourg)(NON)(F)(RES)	2,072	18,612
Naspers, Ltd. Class N (South Africa)	10,771	2,414,403
Naspers, Ltd. Class N ADR (South Africa)	15,718	706,838
Pinduoduo, Inc. ADR (China)(NON)	43,495	844,673

		11,949,858
IT Services (1.6%)
Infosys, Ltd. (India)	209,974	2,217,172

		2,217,172
Metals and mining (1.4%)
Cobalt 27 Capital Corp. (Canada)(NON)	317,234	927,104
Ivanhoe Mines, Ltd. Class A (Canada)(NON)	427,587	1,031,321

		1,958,425
Multiline retail (1.1%)
Poya International Co., Ltd. (Taiwan)	130,260	1,535,655

		1,535,655
Oil, gas, and consumable fuels (7.1%)
CNOOC, Ltd. (China)	1,231,000	2,001,276
Geopark, Ltd. (Colombia)(NON)	85,578	1,352,988
Lukoil PJSC ADR (Russia)	32,943	2,642,997
MOL Hungarian Oil & Gas PLC (Hungary)(NON)	148,155	1,667,585
Petroleo Brasileiro SA - Petrobras ADR (Brazil)	172,828	2,493,908

		10,158,754
Personal products (2.8%)
Grape King Bio, Ltd. (Taiwan)	160,000	1,094,447
LG Household & Health Care, Ltd. (South Korea)	1,242	1,328,846
TCI Co., Ltd. (Taiwan)	104,000	1,644,118

		4,067,411
Pharmaceuticals (1.6%)
Aurobindo Pharma, Ltd. (India)	184,887	1,782,486
China Traditional Chinese Medicine Holdings Co., Ltd. (China)	1,062,000	560,081

		2,342,567
Real estate management and development (2.8%)
Ayala Land, Inc. (Philippines)	1,505,200	1,428,346
China Overseas Land & Investment, Ltd. (China)	366,000	1,267,243
Logan Property Holdings Co., Ltd. (China)	878,000	1,292,843

		3,988,432
Road and rail (1.1%)
Cia de Locacao das Americas (Brazil)	142,229	1,612,964

		1,612,964
Semiconductors and semiconductor equipment (5.7%)
MediaTek, Inc. (Taiwan)	235,000	2,300,514
Sino-American Silicon Products, Inc. (Taiwan)	519,000	1,288,653
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	620,889	4,598,862

		8,188,029
Specialty retail (1.0%)
Wilcon Depot, Inc. (Philippines)	4,537,800	1,476,491

		1,476,491
Technology hardware, storage, and peripherals (4.3%)
Samsung Electronics Co., Ltd. (South Korea)	171,997	6,105,453

		6,105,453
Textiles, apparel, and luxury goods (0.7%)
Shenzhou International Group Holdings, Ltd. (China)	87,800	1,032,262

		1,032,262
Thrifts and mortgage finance (2.0%)
Housing Development Finance Corp., Ltd. (HDFC) (India)	92,959	2,911,887

		2,911,887
Water utilities (1.6%)
China Water Affairs Group, Ltd. (China)	2,364,000	2,289,605

		2,289,605
Wireless telecommunication services (0.8%)
Safaricom PLC (Kenya)	4,237,900	1,149,747

		1,149,747

Total common stocks (cost $135,244,858)		$130,168,014

WARRANTS (4.0%)(a)
	Expiration date	Strike Price	Warrants	Value
Bupa Arabia for Cooperative Insurance Co. 144A (Saudi Arabia)(NON)	12/16/21	$0.00	62,458	$1,465,544
Guangzhou Baiyun International Airport 144A (China)(NON)	4/10/20	0.00	504,400	1,145,002
National Bank of Kuwait SAKP 144A (Kuwait)	1/16/20	0.00	497,355	1,583,239
Saudi Co. For Hardware CJSC 144A (Saudi Arabia)(NON)	1/20/22	0.00	39,190	653,106
United International Transportation Co. 144A (Saudi Arabia)(NON)	12/9/21	0.00	94,285	829,631

Total warrants (cost $5,621,991)				$5,676,522

CONVERTIBLE PREFERRED STOCKS (—%)(a)
	Shares	Value
Global Fashion Group SA zero % cv. pfd. (acquired 7/11/16 and 9/14/17, cost $10,576) (Luxembourg) (Private)(NON)(F)(RES)	1,609	$14,742

Total convertible preferred stocks (cost $10,576)		$14,742

SHORT-TERM INVESTMENTS (4.1%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund 2.52%(AFF)	Shares	5,781,017	$5,781,017
U.S. Treasury Bills 2.423%, 8/8/19(SEGSF)		$128,000	127,462

Total short-term investments (cost $5,908,443)			$5,908,479
TOTAL INVESTMENTS

Total investments (cost $146,785,868)			$141,767,757

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 5/31/19 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Bank of America N.A.
$265,038	$262,098	$—	4/27/20	(1 month USD-LIBOR-BBA plus 1.00%) — Monthly	Bupa Arabia for Cooperative Insurance Co. — Monthly	$(3,736)
57,278	54,672	—	4/30/20	(1 month USD-LIBOR-BBA plus 1.00%) — Monthly	Bupa Arabia for Cooperative Insurance Co. — Monthly	(2,772)
857,782	840,622	—	3/30/20	(1 month USD-LIBOR-BBA plus 1.00%) — Monthly	Jarir Marketing Co. — Monthly	(17,324)
348,667	331,965	—	4/6/20	(1 month USD-LIBOR-BBA plus 1.00%) — Monthly	Jarir Marketing Co. — Monthly	(13,765)
311,101	292,373	—	4/27/20	(1 month USD-LIBOR-BBA plus 1.00%) — Monthly	Saudi Co. for Hardware LLC — Monthly	(18,817)
35,370	34,634	—	4/27/20	1 month USD-LIBOR-BBA minus 0.35% — Monthly	United International Transportation Co. — Monthly	(743)

Upfront premium received		—	Unrealized appreciation			—

Upfront premium (paid)		—	Unrealized (depreciation)			(57,157)

Total		$—			Total	$(57,157)

	Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
CJSC	Closed Joint Stock Company
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
PJSC	Public Joint Stock Company
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2018 through May 31, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $142,829,070.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $33,358, or less than 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 8/31/18	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 5/31/19
	Short-term investments
	Putnam Short Term Investment Fund**	$6,285,814	$113,281,200	$113,785,997	$82,854	$5,781,017

	Total Short-term investments	$6,285,814	$113,281,200	$113,785,997	$82,854	$5,781,017
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $121,451.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
	At the close of the reporting period, the fund maintained liquid assets totaling $56,271 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	China	24.6%
	India	11.9
	Taiwan	11.7
	South Korea	7.7
	Brazil	5.7
	Russia	4.2
	United States	4.2
	Philippines	3.4
	South Africa	3.2
	Hong Kong	2.5
	Mexico	2.5
	Saudi Arabia	2.1
	Indonesia	1.9
	Portugal	1.5
	Canada	1.4
	Egypt	1.3
	United Arab Emirates	1.3
	Peru	1.3
	Czech Republic	1.2
	Argentina	1.2
	Hungary	1.2
	Kuwait	1.1
	Colombia	0.9
	Poland	0.8
	Kenya	0.8
	Australia	0.4
	Luxembourg	<0.01
	Germany	<0.01

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to gain exposure to specific sectors or industries.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $57,157 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $121,451 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$3,650,951	$8,542,428	$—
Consumer discretionary	9,516,843	9,614,650	18,614
Consumer staples	5,349,495	9,428,261	—
Energy	3,846,896	6,886,007	—
Financials	3,780,175	28,929,065	—
Health care	—	3,002,636	—
Industrials	2,676,289	9,145,118	2
Information technology	—	16,510,654	—
Materials	2,748,535	—	—
Real estate	—	3,988,432	—
Utilities	—	2,532,963	—

Total common stocks	31,569,184	98,580,214	18,616
Convertible preferred stocks	—	—	14,742
Warrants	—	5,676,522	—
Short-term investments	5,781,017	127,462	—

Totals by level	$37,350,201	$104,384,198	$33,358
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Total return swap contracts	$—	$(57,157)	$—

Totals by level	$—	$(57,157)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Equity contracts	$5,676,522	$57,157

Total	$5,676,522	$57,157
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
OTC total return swap contracts (notional)	$560,000
Warrants (number of warrants)	1,900,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com